UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     March 31, 2009

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   45
Form 13F Information Table Value Total (Thousands):   $51,869

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adeona Pharmaceuticals 	       COM              00685T108       14    79364 SH       SOLE                                      79364
Alliance Data Systems Corporat COM              018581108      907    24547 SH       SOLE                     9764             14783
Amdocs Ltd.                    COM              G02602103     1284    69356 SH       SOLE                    66500              2856
Arch Capital Group Ltd.        COM              G0450A105     2566    47633 SH       SOLE                    23833             23800
Aruba Networks Inc.            COM              043176106      153    48773 SH       SOLE                    48773
Atheros Communications, Inc.   COM              04743P108      213    14548 SH       SOLE                    12169              2379
Atmel Corp.                    COM              049513104       51    14000 SH       SOLE                                      14000
Cavium Networks, Inc.          COM              14965A101      558    48346 SH       SOLE                    32760             15586
Centennial Communication Corp. COM              15133V208     3514   425466 SH       SOLE                   173729            251737
Cisco Systems, Inc.            COM              17275R102      477    28461 SH       SOLE                    28461
Citrix Systems, Inc.           COM              177376100      281    12402 SH       SOLE                    11398              1004
CommVault Systems, Inc.        COM              204166102      858    78198 SH       SOLE                    73198              5000
Concho Resources Inc.          COM              20605P101      337    13152 SH       SOLE                    12826               326
Constant Contact, Inc.         COM              210313102      304    21744 SH       SOLE                    21744
EBay, Inc.                     COM              278642103      519    41354 SH       SOLE                    29424             11930
EHealth, Inc.                  COM              28238P109     1607   100391 SH       SOLE                    47798             52593
Ecotality, Inc.                COM              27922Y103      151  4197026 SH       SOLE                  4197026
Google, Inc. - Cl A            COM              38259P508    16222    46607 SH       SOLE                    39438              7169
H&E Equipment Services, Inc.   COM              404030108      204    31098 SH       SOLE                    31098
HewlettPackard                 COM              428236103      415    12929 SH       SOLE                                      12929
Keryx Biopharmaceuticals, Inc. COM              492515101        5    33200 SH       SOLE                                      33200
Linear Technology Corp.        COM              535678106     1130    49168 SH       SOLE                    20168             29000
Magellan Midstream Holdings    COM              55907R108     2994   171113 SH       SOLE                    28674            142439
MedAssets Inc.                 COM              584045108     2659   186614 SH       SOLE                    44573            142041
Mellanox Technologies Ltd.     COM              M51363113      773    92763 SH       SOLE                    73933             18830
MetroPCS Communications        COM              591708102     7996   468176 SH       SOLE                    91274            376902
Microsoft Corp.                COM              594918104      202    11000 SH       SOLE                                      11000
Netezza Corporation            COM              64111N101      114    16726 SH       SOLE                     8062              8664
Netflix, Inc.                  COM              64110L106      494    11516 SH       SOLE                                      11516
Neutral Tandem, Inc.           COM              64128B108      551    22398 SH       SOLE                    12207             10191
Northstar Neuroscience, Inc.   COM              66704V101       79    41449 SH       SOLE                    41449
PROS Holdings, Inc.            COM              74346Y103       53    11346 SH       SOLE                     7564              3782
Perfect World Co. Limited      COM              71372U104      264    18809 SH       SOLE                    18809
Positron Corp.                 COM              737397125       42  1785750 SH       SOLE                                    1785750
SAVVIS, Inc.                   COM              805423308      448    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302      676    20647 SH       SOLE                    16696              3951
Shutterfly, Inc.               COM              82568P304      373    39776 SH       SOLE                    21716             18060
Skyepharma Plc. - ADR          COM              830808101       40    17587 SH       SOLE                                      17587
Somaxon Pharmaceuticals, Inc.  COM              834453102        9    24707 SH       SOLE                    24707
Starent Networks Corp.         COM              85528P108      435    27550 SH       SOLE                                      27550
SuperGen, Inc.                 COM              868059106       90    50009 SH       SOLE                                      50009
Tempur-Pedic International Inc COM              88023U101      107    14595 SH       SOLE                    10770              3825
Universal American Corporation COM              913377107      300    35466 SH       SOLE                    13333             22133
VNUS Medical Technologies, Inc COM              928566108      407    19155 SH       SOLE                    11148              8007
YaHoo!, Inc.                   COM              984332106      993    77512 SH       SOLE                    71512              6000